Maturity [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	81 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P Municipal Bond Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	4.34%	0.97%	2.07%
S&P AMT-Free Municipal Series Callable-Adjusted Dec 2026 Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	3.33%	0.67%	1.97%
iShares iBonds Dec 2026 Term Muni Bond ETF
Prospectus [Line Items]
Average Annual Return, Percent	3.10%	0.44%	1.82%
Performance Inception Date			Apr. 02, 2019
iShares iBonds Dec 2026 Term Muni Bond ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	3.09%	0.44%	1.82%
iShares iBonds Dec 2026 Term Muni Bond ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	2.81%	0.69%	1.74%